Average Annual Total Returns			12 Months Ended	60 Months Ended	85 Months Ended		120 Months Ended
		Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.02%	14.53%	13.84%	[2]	13.10%
Russell 2500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			12.00%	8.77%	8.28%	[2]	8.85%
S&P SmallCap 600 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			8.70%	8.36%	7.51%	[2]	8.96%
A
Prospectus [Line Items]
Average Annual Return, Percent			7.42%	9.76%			8.69%
C
Prospectus [Line Items]
Average Annual Return, Percent			11.71%	10.13%			8.51%
R
Prospectus [Line Items]
Average Annual Return, Percent			13.44%	10.79%			9.10%
Z
Prospectus [Line Items]
Average Annual Return, Percent			14.05%	11.38%			9.65%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.36%	8.63%			6.96%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.85%	8.40%			7.00%
R2
Prospectus [Line Items]
Average Annual Return, Percent			13.59%	10.96%	9.43%
Performance Inception Date		Nov. 28, 2017
R4
Prospectus [Line Items]
Average Annual Return, Percent			13.90%	11.23%	9.73%
Performance Inception Date		Nov. 28, 2017
R6
Prospectus [Line Items]
Average Annual Return, Percent			14.18%	11.50%			9.81%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R2 and Class R4 shares.